Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 1,513	$ 219	$ (7,746)
Other comprehensive (loss) income:
Foreign currency translation adjustments	(501)	(11)	675
Total comprehensive income (loss)	$ 1,012	$ 208	$ (7,071)